Equity (Details Narrative) - USD ($)		6 Months Ended
	Dec. 18, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Apr. 26, 2017	Jul. 11, 2016
Common stock, shares authorized		100,000,000		100,000,000	100,000,000	15,000,000
Common stock par value		$ 0.002		$ 0.002	$ 0.002	$ 0.002
Common stock, shares issued		25,913,631		25,913,631	15,000,000
Common stock, shares outstanding		25,913,631		25,913,631	15,000,000
Statutory reserve, description		Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity's registered capital.
Allocation to statutory reserve		$ 2,685
Restricted reserve		$ 194,401		$ 191,716
Public Offering Warrants [Member]
Warrants term	3 years
Warrants exercise price	$ 6.25
Class B Common Shares [Member]
Common stock, shares outstanding		9,069,000		9,069,000
Common Class A [Member]
Common stock, shares authorized					5,931,000
Common stock par value					$ 0.002
Common stock, shares outstanding		16,844,631		16,844,631
Common Class A [Member] | Public Offering Warrants [Member]
Warrants to purchase common stock	500,000
Percentage for common stock sold for offering	5.00%
Common Class A [Member] | IPO [Member]
Shares of initial public offering	10,913,631
Shares issued price per share	$ 5.00
Gross from initial public offering	$ 54,600,000
Proceeds from initial public offering	$ 50,200,000
Mr, Silong Chen [Member] | Class B Common Shares [Member]
Common stock, shares authorized					9,069,000
Common stock par value					$ 0.002